Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
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Accounts payable and accrued liabilities
13.	Accounts payable and accrued liabilities

	December 31, 2017 $	December 31, 2016 $
Trade payables	60,081	43,712
Taxes payable	213	243
Accrued expenses	50,357	46,750
	110,651	90,705